Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transactions
Management and director fees	$ 508	$ 595	$ 1,490	$ 2,103
Separation benefits		748	100	748
Share-based compensation	1,010	687	3,573	2,704
Total	$ 1,518	$ 2,030	$ 5,063	$ 5,555